Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

	Year ended 31 December
US$thousand	2024	2023	2022

Loss after tax	(81,687)	(144,554)	(24,970)
Income tax expense/(benefit)	2,717	(15,006)	—
Net finance costs	75,363	37,355	16,481
Net change in fair value of financial instruments	80,646	47,257	1,484
Operating profit / (loss)	77,039	(74,948)	(9,973)
Depreciation and amortization	78,360	46,659	—
Organizational restructuring expenses	1,148	10,700	—
IPO and transaction costs[1]	4,215	61,152	7,521
Other significant discretionary expenses[2]	7,638	1,032	—
Adjusted EBITDA	168,400	44,595	(2,452)

[1] related to the acquisition of the CSA Copper Mine and the ASX IPO costs

[2] includes discretionary bonuses